Expense Example - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - Select Technology Portfolio - Select Technology Portfolio	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 72
3 years	224
5 years	390
10 years	$ 871